Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

8. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at the dates indicated:

	March 31, 2026	December 31, 2025
Prepaid expenses and other current assets:
Prepaid software costs	$212	$154
Service trade	83	114
Employee receivable	13	13
Prepaid insurance costs	326	7
Prepaid commissions	154	96
Prepaid merchant fees	63	61
Other current assets	4	—
Total prepaid expenses and other current assets	$855	$445

9. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at the dates indicated:

	December 31, 2025	December 31, 2024
Prepaid expenses and other current assets:
Prepaid software costs	$153,526	$59,855
Service trade	114,041	239,041
Employee receivable	12,863	800
Prepaid insurance costs	7,228	130,345
Prepaid commissions	96,206	31,504
Prepaid consulting costs	—	76,767
Prepaid advertising and marketing costs	—	29,133
Prepaid merchant fees	60,774	26,690
Prepaid data license and subscription costs	—	3,125
Other current assets	451	46,414
Total prepaid expenses and other current assets	$445,089	$643,674